J.P. MORGAN ACCESS MULTI-STRATEGY FUND, LLC

270 Park Avenue

New York, New York 10017

June 2, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Attention: Filing Desk

Re:	J.P. Morgan Access Multi-Strategy Fund, LLC (File No. 811-21552) (the “Fund”)

Ladies and Gentlemen:

Effective June 2, 2014, the Fund has added Lenore Petteruti as a portfolio manager. The following is submitted solely for the purpose of reflecting the update to the Fund’s private placement memorandum to include information regarding Ms. Petteruti.

If you have any questions, please call me at (212) 648-0919.

Very truly yours,

/s/Carmine Lekstutis

Carmine Lekstutis

Assistant Secretary